UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22713

Aetna Multi-Strategy 1099 Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

Financial Statements

For the Year Ended March 31, 2017

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

For the Year Ended March 31, 2017

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Aetna Multi-Strategy 1099 Fund:

We have audited the accompanying statement of assets, liabilities and shareholders’ equity of Aetna Multi-Strategy 1099 Fund (the “Fund”), including the schedule of investments, as of March 31, 2017, and the related statement of operations and cash flows for the year then ended, the statements of changes in shareholders’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years ended March 31, 2017, 2016, 2015, 2014 and the period from August 1, 2012 (Commencement of Operations) to March 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Multi-Strategy 1099 Fund as of March 31, 2017, the result of its operations and its cash flows for the year then ended, the changes in shareholders’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years ended March 31, 2017, 2016, 2015 and 2014 and for the period from August 1, 2012 (Commencement of Operations) to March 31, 2013, in conformity with U.S. generally accepted accounting principles.

Hartford, Connecticut

May 26, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative ( KPMG International ), a Swiss entity.

1

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Schedule of Investments
March 31, 2017

				Redemptions	Redemption
Investments in Underlying Funds (92.73%)	Shares	Cost	Fair Value	Permitted	Notice Period
Event Driven (10.13%)
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	1,902	$2,300,000	$3,224,923	Quarterly [c]	90 Days
Silver Point Capital Offshore Fund, Ltd., Class H [a,b]	197	1,969,932	2,828,249	Annually [d]	90 Days
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	48	107,609	110,773	Quarterly [d,g]	60 Days
Total Event Driven			6,163,945

Global Macro (21.33%)
AlphaQuest Original Ltd., Class I [a,b]	2,875	2,875,000	2,279,823	Monthly	2 Days
Andurand Commodities Fund, Class A [a,b]	991	1,540,665	1,633,732	Monthly	60 Days
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	18,940	2,055,195	2,695,836	Semi-annually	60 Days
GSA QMS Fund, Ltd. [a,b]	26,282	2,382,853	2,734,312	Quarterly [h]	90 Days
Nanook Energy Limited Fund, Class B [a,b]	13,123	1,600,000	1,473,447	Quarterly	45 Days
Voloridge Trading Aggressive Fund, Ltd. [a,b]	2,155	2,150,000	2,161,225	Monthly	30 Days
Total Global Macro			12,978,374

Hedged Equity (11.75%)
Black Diamond Thematic, Ltd., Series A [a,b]	11,260	1,547,145	1,782,030	Quarterly	60 Days
Crawford Lake Enhanced Offshore Fund, Ltd., Class G [a,b]	650	650,000	677,509	Quarterly	30 Days
Crawford Lake Offshore Partners, Ltd., Class G [a,b]	1,250	1,250,000	1,274,924	Quarterly	30 Days
JHL Capital Group Fund Ltd., Class C [a,b]	2,000	2,000,000	1,692,704	Quarterly [c]	60 Days
KGH Market Neutral Strategies, Class B., SP [a,b]	21,000	2,100,000	1,726,063	Quarterly	90 Days
Total Hedged Equity			7,153,230

Relative Value (49.52%)
Citadel Kensington Global Strategies Fund Ltd. [a,b]	3,223	3,324,054	6,163,798	Quarterly	45 Days
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	N/Af	923,000	1,370,261	Quarterly [d]	75 Days
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]	N/Af	2,200,000	2,756,678	Quarterly [d]	75 Days
D.E. Shaw Valence International Fund, [a,b]	N/Af	2,500,000	2,870,181	Quarterly [d]	75 Days
LMR Alpha Rates Trading Fund, Ltd., Class A [a,b]	25,265	2,997,771	3,565,531	Quarterly	30 Days
Millennium International, Ltd., Class EE [a,b]	2,872	3,275,000	4,772,710	Quarterly [c]	90 Days
Pine River Liquid Rates Fund Ltd., Class A [a,b]	2,700	2,700,000	2,750,676	Monthly	30 Days
Quadrature Capital Vector Fund, Ltd., Class E [a,b]	22,376	2,500,000	2,662,858	Monthly	45 Days
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd. [a,b]	1,868	2,504,694	3,224,897	Monthly	30 Days
Total Relative Value			30,137,590
Total Investments in Underlying Funds (cost $47,452,918) (92.73%)			$56,433,139
Short-Term Investments (3.81%)
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.56% [e]		$2,320,047	$2,320,047
Total Short-Term Investments (cost $2,320,047) (3.81%)			$2,320,047

Total Investments (cost $49,772,965) (96.54%)			$58,753,186

Other assets less liabilities (3.46%)			2,108,386
Net Assets - 100.00%			$60,861,573

[a]	Non-income producing.
[b]	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.
[d]	The Underlying Fund can institute a gate provision on redemptions at the fund level of 8% - 25% of the fair value of the investment in the Underlying Fund.
[e]	The rate shown is the annualized 7-day yield as of March 31, 2017. This short-term investment is included in cash and cash equivalents on the statement of assets, liabilities and shareholders' equity.
[f]	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
[g]	The Underlying Fund is in liquidation mode and its remaining securities are considered to be illiquid. As such, the timing as to when the Fund may redeem this investment is uncertain.
[h]	Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment on December 1, 2016.

The accompanying notes are an integral part of these Financial Statements.

2

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity
March 31, 2017

Assets
Investments in Underlying Funds, at fair value (cost $47,452,918)	$56,433,139
Cash and cash equivalents	2,421,782
Receivable for investments sold	4,228,330
Investments in Underlying Funds paid in advance	1,300,000
Dividends receivable	1,416
Other assets	9,866
Total Assets	$64,394,533

Liabilities
Capital contributions received in advance	50,000
Payable for shares repurchased	3,344,282
Management fee payable	100,429
Servicing fee payable	2,557
Accounting and administration fees payable	21,443
Professional fees payable	10,113
Custody fees payable	3,734
Chief Compliance Officer fees payable	402
Total Liabilities	3,532,960

Commitments & Contingencies (See Note 2.a)	-

Shareholders' Equity	$60,861,573

Shareholders' Equity consists of:
Shareholders' Equity paid-in	$61,315,119
Distributions in excess of net investment income	(8,455,617)
Accumulated net realized gain on investments	(978,150)
Accumulated net unrealized appreciation on investments	8,980,221

Total Shareholders' Equity	$60,861,573

Number of Shares Outstanding	623,132.466

Net Asset Value per Share	$97.67

The accompanying notes are an integral part of these Financial Statements.

3

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Operations
For the Year Ended March 31, 2017

Income
Dividend	$4,605
Total income	4,605
Expenses
Management fee	901,566
Servicing fee	264,662
Accounting and administration fees	159,925
Professional fees	78,419
Trustees' fees	28,800
Insurance fees	15,600
Chief compliance officer fees	12,981
Custody fees	8,041
Other fees	28,115
Total operating expenses	1,498,109

Expense waivers	(15,661)

Net Expenses	1,482,448

Net Investment Loss	(1,477,843)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on investments	2,108,749
Net change in unrealized appreciation on investments	1,039,755
Net Realized Gain and Change in Unrealized Appreciation on Investments	3,148,504

Net Increase in Shareholders' Equity from Operations	$1,670,661

The accompanying notes are an integral part of these Financial Statements.

4

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statements of Changes in Shareholders' Equity

	For the Year Ended	For the Year Ended
	March 31, 2017	March 31, 2016
Operations
Net investment loss	$(1,477,843)	$(1,590,554)
Net realized gain on investments	2,108,749	1,824,193
Net change in unrealized appreciation/(depreciation) on investments	1,039,755	(3,439,959)
Net change in shareholders' equity from operations	1,670,661	(3,206,320)

Distributions to Shareholders
From net investment income	-	(3,322,363)
Net change in shareholders' equity from distributions to shareholders	-	(3,322,363)

Capital Share Transactions
Proceeds from sale of shares	1,264,150	3,736,750
Reinvested distributions	-	3,295,447
Amount for shares repurchased	(4,372,245)	(730,224)
Net change in shareholders' equity from capital share transactions	(3,108,095)	6,301,973

Total Increase/(decrease)	(1,437,434)	(226,710)

Shareholders' Equity
Beginning of year	62,299,007	62,525,717
End of year (including distributions in excess of net investment income of ($8,455,617) and ($9,197,639), respectively)	$60,861,573	$62,299,007

The accompanying notes are an integral part of these Financial Statements.

5

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Cash Flows
For the Year Ended March 31, 2017

Cash Flows From Operating Activities
Net Increase in Shareholders' Equity from operations	$1,670,661
Adjustments to reconcile net increase in shareholders' equity from Operations to net cash provided by operating activities:
Net realized gain on investments	(2,108,749)
Net change in unrealized appreciation on investments	(1,039,755)
Purchases of long-term investments	(14,677,102)
Proceeds from investments sold	20,948,719
Changes in operating assets and liabilities:
Increase in receivable for investments sold	(1,917,378)
Increase in investments in underlying funds paid in advance	(1,300,000)
Increase in dividends receivable	(1,274)
Decrease in prepaid assets	45,064
Decrease in other assets	19,079
Decrease in management fee payable	(58,694)
Decrease in servicing fee payable	(52,117)
Decrease in accounting and administration fees payable	(18,457)
Decrease in professional fees payable	(30,649)
Decrease in custody fees payable	(1,780)
Decrease in blue sky fees payable	(8,562)
Increase in chief compliance officer fees payable	402
Net cash provided by operating activities	1,469,408

Cash Flows From Financing Activities
Proceeds from sale of shares	1,214,150
Payments for shares repurchased	(1,278,219)
Net cash used in financing activities	(64,069)

Net change in cash equivalents	1,405,339

Cash equivalents at beginning of year	1,016,443

Cash equivalents at end of year	$2,421,782

The accompanying notes are an integral part of these Financial Statements.

6

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Financial Highlights

					Period from August 1, 2012
	Year Ended	Year Ended	Year Ended	Year Ended	(Commencement of Operations)
	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	to March 31, 2013
Net Asset Value, Beginning of Period	$95.13	$105.48	$102.30	$105.28	$100.00	(1)
Income from investment operations:
Net investment loss	(3.09)	(0.87)	(1.10)	(0.21)	(0.86)
Net realized and unrealized gain (loss) on investments	5.63	(4.13)	7.34	4.98	8.85
Total from investment operations:	2.54	(5.00)	6.24	4.77	7.99

Distributions to shareholders
Net change in shareholders' equity due to distributions to shareholders	-	(5.35)	(3.06)	(7.75)	(2.71)

Net Asset Value, End of Period	$97.67	$95.13	$105.48	$102.30	$105.28

Total Return (2)	2.7%	(4.9)%	6.2%	4.6%	8.1	%(3)

Shareholders' equity, end of period (in thousands)	60,862	$62,299	$62,526	$53,878	$45,497
Net investment loss to average net assets	(2.3)%	(2.5)%	(2.5)%	(2.5)%	(2.5	)%(4)
Ratio of gross expenses to average net assets (5)	2.4%	2.5%	2.6%	2.7%	2.8	%(4)
Ratio of expense waiver to average net assets	0.0%	0.0%	(0.1)%	(0.2)%	(0.3	)%(4)
Ratio of net expenses to average net assets	2.4%	2.5%	2.5%	2.5%	2.5	%(4)
Portfolio Turnover	24.6%	21.2%	19.0%	22.6%	0.0	%(3)

(1)	The net asset value as of the beginning of the period, August 1, 2012 (commencement of operations), represents the initial net asset value per common share of $100.00.
(2)	Total Return based on Net Asset Value is the combination of changes in net asset value and reinvested dividend income at net asset value, if any.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Investment Manager.

The accompanying notes are an integral part of these Financial Statements.

7

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017

1. ORGANIZATION

Aetna Multi-Strategy 1099 Fund (the “Fund”) was organized as a Delaware statutory trust on June 11, 2012 and commenced operations on August 1, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Aetna Capital Management, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment objective is to generate superior risk adjusted returns while preserving capital during adverse market environments. The Investment Manager intends to maintain low correlations and beta to global fixed income and equity markets and to exhibit relatively low volatility when compared to global equity markets. The Fund seeks to achieve its investment objective by allocating its capital, directly and indirectly, to a diverse group of independent investment managers that pursue a variety of non-traditional investment strategies (the “Underlying Managers”). The Fund will invest its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”).

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The fund is an investment company and accordingly follows the accounting and reporting guidance applicable to investment companies’ outlined in Financial Accounting Standards Board (“FASB”), Accounting Standards Codification 946, Financial Services- Investment Companies.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

The valuations of investments in Underlying Funds are supported by information received from the Underlying Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily, as a practical expedient, will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund’s assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Underlying Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Investment Manager and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

8

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Underlying Funds, etc.).
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). This includes situations where there is little, if any, market activity for the asset or liability.

The Fund’s short-term investments are valued using quoted prices that are available in an active market, and as such, $2,320,047 of short-term investments are recorded within Level 1 of the fair value hierarchy as of March 31, 2017. The Fund did not carry any investments valued within Level 2 or Level 3 as of March 31, 2017. Investments in underlying funds of $56,433,139 are measured at NAV and are excluded from the fair value hierarchy.

During the year ended March 31, 2017, the Fund did not have any significant transfers between levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The Investment Manager generally categorizes the investment strategies of the Underlying Funds into four broad investment strategy categories. Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations, and share buybacks. A global asset allocation or global macro strategy seeks to dynamically allocate capital to relatively short-term trading opportunities around the world. A long/short equity or hedged equity strategy utilizes stock selection skills to identify companies that have the potential to perform well and those that are expected to do poorly. This strategy is intended to generate strong returns during rising equity markets and reduce losses during falling equity markets. Relative value investment strategies attempt to profit from pricing inefficiencies between related securities in various financial markets, including stocks, bonds, commodities, and futures.

The Underlying Funds compensate their respective Underlying Managers through management fees of up to 3.5% annually of shareholders’ capital and incentive allocations of up to 39% of profits, subject to loss carryforward provisions, as defined in the respective Underlying Funds’ agreements. Depending on the profitability and asset size of certain Underlying Managers, management of those Underlying Managers may receive variable management and incentive fees as defined in the respective Underlying Managers’ agreements. These variable fees may diverge from the aforementioned fee levels.

As of March 31, 2017, the Fund had no outstanding investment commitments to Underlying Funds.

9

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Dividend income is recorded when earned.

c. Realized and Unrealized Gain/(Loss) on Investments

Investment transactions are recorded at the trade date. Realized gains and losses from investments in Underlying Funds are determined on a weighted average basis whereby cost is reduced in proportion to the withdrawal/redemption in relation to the fair value of the investment at the date of withdrawal/redemption.

d. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Investment Manager or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee; servicing fee; platform manager fee; legal fees; auditing fees; accounting, administration, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

ASC 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the year ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. At March 31, 2017, the tax years ended March 31, 2014, March 31, 2015 and March 31, 2016 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

10

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Income Tax Information & Distributions to Shareholders (continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to passive foreign investment companies (PFICs).  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2017, the following amounts were reclassified:

Shareholders’ Equity paid-in	$-
Distributions in excess of net investment income	2,219,865
Accumulated net realized gain on investments	(2,219,865)

At March 31, 2017, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year end were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(1,402,964)
Net unrealized depreciation	$(1,402,964)
Tax cost	$60,156,150

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,927,568
Undistributed long-term capital gains	-
Tax accumulated earnings	1,927,568
Accumulated capital and other losses	(978,150)
Unrealized depreciation	(1,402,964)
Other differences	-
Distributable net deficit	$(453,546)

The Fund utilized $731,522 of its qualified Late-Year Loss carryforward during the year ended March 31, 2017.

The tax character of distributions paid during the fiscal year ended March 31, 2017 and March 31, 2016 was as follows:

Distributions paid from:	2017	2016
Ordinary income	$-	$3,322,363

As of March 31, 2017 the Fund had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short Term	Long Term
Non-Expiring	$368,305	$609,845

f. Cash and Cash Equivalents

Cash equivalents include highly liquid investments (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 90 days or less. These cash equivalents are valued by the Investment Manager at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures. Cash equivalents held in interest bearing money market accounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

11

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017 (continued)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund has entered into an investment management agreement with the Investment Manager. In consideration of the advisory and other services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager an investment management fee equal to 1.5% on an annualized basis of the Fund’s net asset value as of each month-end, subject to certain adjustments. Effective January 30, 2017, the Fund has agreed to an investment management fee equal to 1.0%.

The Investment Manager has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 2.5% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement became effective at the commencement of the Fund’s operations on August 1, 2012 and automatically renews for consecutive one-year terms unless sooner terminated. Either the Fund or the Investment Manager may terminate the Expense Limitation Agreement upon 30 days’ written notice. Effective January 30, 2017, the Fund has agreed to an Expense Limit of 1.5% that will remain in effect until February 1, 2018 and will automatically renew for consecutive one-year terms thereafter. For the year ended March 31, 2017, the Investment Manager waived fees of $15,661. At March 31, 2017, $66,892 is subject for recoupment through March 31, 2018, $18,845 is subject for recoupment through March 31, 2019 and $15,661 is subject for recoupment through March 31, 2020.

Until March 1, 2016, Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acted as the Fund’s Platform Manager pursuant to a Platform Manager Agreement between the Fund and the Platform Manager.  The Platform Manager received a monthly fee of 0.10% per annum of the Fund’s Shareholders’ Equity as of each month-end, subject to an annual minimum of $42,000. Effective March 1, 2016, UMB Fund Services, Inc. replaced Registered Fund Solutions, LLC as a party to the Platform Manager Agreement. As of December 1, 2015, the Fund no longer charged a Platform Manager fee due to the change in Platform Manager. UMB Fund Services, Inc. does not receive a fee pursuant to the Platform Manager Agreement.

Foreside Fund Services, LLC acts as placement agent (the “Placement Agent”) to the Fund.

Cipperman Compliance Services LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the year ended March 31, 2017 were $12,981.

4. RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager or one of its affiliates acts as the servicing agent and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.5% on an annualized basis of the Fund’s net asset value as of each month-end. For the year ended March 31, 2017, the Servicing Fee was $264,662. As of January 30, 2017, the Fund has eliminated the Servicing Fee.

The Investment Manager and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into selling agreements with the Placement Agent) from time to time in connection with the distribution of Shares and/or the servicing of Shareholders and/or the Fund. These payments will be made out of the Investment Manager’s and/or affiliates’ own assets and will not represent an additional charge to the Fund.

At March 31, 2017, Shareholders who are affiliated with the Investment Manager owned $46,885,256 (or 77.04% of net assets) of the Fund.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums. For the year ended March 31, 2017, the total administration fees were $159,925.

12

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017 (continued)

5. ADMINISTRATION AND CUSTODY AGREEMENT (continued)

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. INVESTMENT TRANSACTIONS

For the year ended March 31, 2017, total purchases amounted to $14,677,102 and sales amounted to $20,948,719.

7. CAPITAL SHARE TRANSACTIONS

Shares will generally be offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in shares were as follows:

Shares outstanding, March 31, 2015	592,770.360
Shares issued	35,789.423
Shares reinvested	33,575.628
Shares redeemed	(7,249.813)
Shares outstanding, March 31, 2016	654,885.598
Shares issued	13,140.031
Shares redeemed	(44,893.163)
Shares outstanding, March 31, 2017	623,132.466

8. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting written repurchase offers generally quarterly, with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”).  In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Investment Manager. Each repurchase offer ordinarily will be limited to the repurchase of approximately 10% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered.  A Shareholder participating in a repurchase offer may be subject to a repurchase fee payable to the Fund equal to 2.0% of the amount requested if such Shareholder has been a Shareholder for less than 12 months prior to the valuation date.  There can be no assurance that the Fund will make such repurchase offers, nor that Shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

9. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and underlying manager risks.  Underlying Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in the Underlying Funds.  While the Investment Manager will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Investment Manager will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.  There may also be certain conflicts of interest relevant to the management of the Fund, arising out of, among other things, activities of the Investment Manager, its affiliates and employees with respect to the management of accounts for other clients as well as the investment of proprietary assets. Various other types of risks are also associated with investment in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Shares. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information. An investment in the Fund should only be made by investors who understand the risks involved and who are able to withstand the loss of the entire amount invested.

13

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2017 (continued)

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund from March 31, 2017 through May 26, 2017, the date the financial statements were available for issuance, for recognition or disclosure, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

14

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Fund Management (unaudited) – March 31, 2017

The identity of the members of the Board and the Fund’s officers and brief biographical information as of March 31, 2017 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT TRUSTEES

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
David G. Lee Year of Birth: 1952 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002).	2
Robert Seyferth Year of Birth: 1952 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009).	2

INTERESTED TRUSTEES AND OFFICERS

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
Anthony Fischer Year of Birth: 1959 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Since March 2016	President of UMB Fund Services (July 2014 – present); Executive Vice President in charge of Business Development, UMB Fund Services (March 2013 – June 2014); Senior Vice President in Business Development, UMB Fund Services (February 2008 – February 2013).	2

15

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Fund Management (unaudited) – March 31, 2017 (continued)

INTERESTED TRUSTEES AND OFFICERS (continued)

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
Mark Garber Year of Birth:1961 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	President and Chief Investment Officer, Aetna Capital Management, LLC (2004 – present).	1
Brett Esterson Year of Birth:1977 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Operations Manager, Aetna Capital Management, LLC (2007 - present); Vice President, Bear Stearns Asset Management (2003 – 2007).	1
Emily K. Silva Year of Birth: 1964 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since March 2017	Compliance Director, Cipperman Compliance Services (2014 – present). Advertising Compliance Manager, The Vanguard Group (2010 – 2014).	1
Terrance P. Gallagher Year of Birth: 1958 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since May 2015	Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	2

16

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – March 31, 2017

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-882-3862 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – March 31, 2017 (continued)

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•        Social Security number

•        account balances

•        account transactions

•        transaction history

•        wire transfer instructions

•        checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-882-3862.

18

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – March 31, 2017 (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪      open an account

▪      provide account information

▪      give us your contact information

▪      make a wire transfer

▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪      sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪      affiliates from using your information to market to you

▪      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Our affiliates include companies such as PCS Securities and Aetna Inc. & its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund doesn’t jointly market.

19

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2016 and $30,000 for 2017.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2017. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2016 and $4,000 for 2017.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2017.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,000 for 2016 and $4,000 for 2017.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

SUMMARY OF Proxy Voting Policies and Procedures

Aetna Capital Management, LLC (“ACM”), as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for securities consistent with the best interests of their clients. ACM maintains written policies and procedures as to the handling, voting and reporting of proxy voting and makes appropriate disclosures about ACM’s proxy policies and practices and the availability of ACM’s proxy voting record. ACM does not vote proxies regarding securities held by Underlying Funds but rather, may vote on issues regarding the Underlying Funds. In general, ACM does not receive proxies to be voted due to the nature of its investments on behalf of their clients; this policy is intended to comply with Rule 206(4)-6 in the infrequent instance that ACM receives a proxy, or other action requiring a vote, from an Underlying Fund.

In general, proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

ACM’s CCO has responsibility for implementation and monitoring of ACM’s proxy voting policy, practices, disclosures and record keeping, including outlining voting guidelines in its procedures.

ACM has adopted procedures to implement the firm’s proxy voting policy and to monitor and ensure its policy is observed and amended or updated, as appropriate, which include the following:

•	In the event ACM employees, officers, or directors receive proxy materials on behalf of a client, the employees, officers and directors will forward such materials to the appropriate portfolio manager;

•	The portfolio manager will (absent material conflicts of interest) analyze the proxy materials and make a written recommendation to the voting members of the Investment Committee as to how to vote each proxy. Along with his or her recommendation, the portfolio manager will provide a written certification that he is not subject to conflicts of interest regarding the underlying fund or the subject of the proxy. The portfolio manager may take into account information provided by the underlying fund’s personnel regarding the nature of the proxy.

•	Absent material conflicts, the President of ACM, in consultation with the investment committee, will determine how ACM should vote the proxy, taking into account the recommendation of the portfolio manager. Each voting member of the investment committee, including the President of ACM, will provide a written certification that he is not subject to conflicts of interest regarding the Underlying Fund or the subject of the proxy, and document that person’s proxy voting recommendation. The investment committee is responsible for ensuring that the decision is communicated to the portfolio manager promptly. The portfolio manager is responsible for coordinating this process in a timely and appropriate manner and delivering the proxy to the underlying fund prior to the deadline.

•	The portfolio manager will provide the CCO with the completed exhibits, any supporting documentation and the executed proxy.

The CCO shall retain the following proxy records in accordance with ACM’s recordkeeping policy:

•	These policies and procedures and any amendments;

•	Each proxy statement that ACM receives;

•	A record of each vote that ACM casts;

•	Any document ACM created that was material to making a decision how to vote proxies, or that memorializes that decision

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)      Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Aetna Capital Management, LLC. (the "Investment Manager"), who are primarily responsible for the day-to-day portfolio management of the Aetna Multi-Strategy 1099 Fund as of June 8, 2017:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member

Mark D. Garber	President & Chief Investment Officer	Since Inception	President & Chief Investment Officer, Aetna Capital Management, LLC (1999-Present).	Portfolio Management

Robert Rocco	Managing Director	Since Inception	Managing Director, Aetna Capital Management, LLC (2004-Present).	Portfolio Management

Jon Rooney	Managing Director	Since Inception	Managing Director, Aetna Capital Management, LLC (2006-Present).	Portfolio Management

(a)(2)      Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Aetna Multi-Strategy 1099 Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2017:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Mark D. Garber	Zero accounts	Two pooled investment vehicles with $657 million	Zero accounts	Zero accounts	Zero accounts	One other account with $187 million
Robert Rocco	Zero accounts	Two pooled investment vehicles with $657 million	Zero accounts	Zero accounts	Zero accounts	One other account with $187 million
Jon Rooney	Zero accounts	Two pooled investment vehicles with $657 million	Zero accounts	Zero accounts	Zero accounts	One other account with $187 million

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Portfolio Management Team

The portfolio managers aren’t directly compensated for their work with respect to the Fund, however, the portfolio managers are compensated by the Investment Manager by salary and are eligible to participate in up to three separate compensation plans. Participation in each compensation plan is based on an employee’s overall contribution to achieving firm and client objectives. The Investment Manager has developed the plans to provide market-competitive compensation levels and to encourage retention through bonus deferrals and non-solicitation agreements.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Mark D. Garber	None
Robert Rocco	None
Jon Rooney	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Aetna Multi-Strategy 1099 Fund

By (Signature and Title)*
/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	June 8, 2017

By (Signature and Title)*
/s/ Brett Esterson
Brett Esterson, Treasurer
(Principal Financial Officer)

Date	June 8, 2017

* Print the name and title of each signing officer under his or her signature.